Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 12 — LEASES

The Company entered into several lease agreements to lease machineries to facilitate its manufacturing. The original lease terms range from 13 months to three years. The lease granted the Company an option to purchase the underlying asset at the end of the lease term at a consideration of RMB0 or RMB100. The Company assessed the purchase price in relation to the value of the leased assets and accounted for the leases as finance leases.

The Components of lease expenses were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Finance lease Cost:
Amortization of right-of-use assets	$10,744	$115,954	$162,611
Interest on lease liabilities	28,549	20,207	10,415
Total finance lease cost	$39,293	$136,161	$173,026

Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from finance leases	$28,549	$20,207	$10,415
Financing cash flow from finance leases	$581,549	$770,242	$119,014

Right-of-use assets obtained in exchange for lease obligations:
Finance leases	$151,048	$1,355,557	$-

Supplemental balance sheet information related to leases was as follows:

	December 31, 2022	December 31, 2021
Finance lease right-of-use assets	$1,299,217	$1,372,169
Finance lease liabilities-current	$315,780	$533,808
Finance lease liabilities, non-current	46,623	292,130
Total finance lease liabilities	$362,403	$825,938
Weighted-average remaining lease term (years)	1.14	2.02
Weighted-average discount rate	5.44%	5.75%

The following table summarizes the maturity of our finance lease liabilities as of December 31, 2022:

2023	$326,081
2024	47,186
Total	373,267
Less imputed interest	(10,864)
Total lease liabilities	$362,403